Acquisition - Additional information (Details) - CM Visual Technology Corp - USD ($) $ in Thousands		12 Months Ended
	Oct. 30, 2020	Dec. 31, 2020
Statement [line items]
Percentage of Ownership	66.71%
Revenue of acquire since acquisition date		$ 1,231
Profit (loss) from acquire since acquisition date		(214)
Revenue of combined entity as if combination occurred at beginning of period		891,038
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 46,361
Consideration transferred, acquisition-date fair value	$ 6,680